Goodwill and Intangible Assets - Summary of Movement in Goodwill Balance (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Reconciliation of changes in goodwill [abstract]
Balance at the beginning of the year	₨ 117,584		₨ 125,796
Translation adjustment	4,529		2,970
Disposal (Refer Note 22)	(4,893)
Acquisition through business combination			1,172
Assets reclassified as held for sale	(240)		(12,354)
Balance at the end of the year	₨ 116,980	$ 1,691	₨ 117,584